Convertible Notes Payable (Narrative) (Details) - USD ($)	1 Months Ended
	Jul. 31, 2013	Oct. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Oct. 20, 2011
Debt Instrument [Line Items]
Debt instrument, carrying amount					$ 950,000
Interest rate					12.00%
Debt conversion description
The note is convertible into common or Series A preferred stock at the latest valuation. The type of security converted will depend on whether common or Series A preferred stock is issued as part of a successful future equity raise of at least $7.5 million at the qualified offering price.

Maturity date		Oct. 31, 2019
Accrued interest				$ 25,364
Payments on convertible notes payable	$ 197,099